Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Current and prior year tax losses	$ 13,120,500	$ 8,168,900
Deferred interest expense	3,991,300	3,991,300
Basis in deductible goodwill	722,000	787,700
Deferred maintenance, bad debt allowance and other	210,000	210,000
Capital loss carryforward	4,000
Gross deferred tax assets	18,047,800	13,157,900
Valuation allowance	(18,047,800)	(13,157,900)
Deferred tax assets, net of valuation allowance
Deferred tax assets, net of valuation allowance